3. SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Accounting Policies [Abstract]
Cash equivalent balances	$ 0	$ 0
Allowance for doubtful accounts	0	0
Stock based compensation	$ 421,923	$ 80,080	$ 40,826
Options issued	3,770,000
Weighted average grant date fair value per option	$ 0.14